SHAREHOLDERS' EQUITY - Changes in Stock Option Liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of the stock option derivative liability
Balance at Beginning of period	$ 25	$ 16	$ 66
Gain on revaluation	$ 25	(9)	(50)
Balance at End of period		$ 25	$ 16